Quarterly Holdings Report
for

Fidelity® International Index Fund

November 30, 2020

SPI-QTLY-0121
1.810719.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 6.6%
Afterpay Ltd. (a)	409,961	$28,591,537
AGL Energy Ltd.	1,210,067	11,991,371
AMP Ltd.	6,559,158	8,233,222
Ampol Ltd.	474,005	10,664,464
APA Group unit	2,255,752	17,137,890
Aristocrat Leisure Ltd.	1,100,616	25,901,504
ASX Ltd.	370,987	20,998,827
Aurizon Holdings Ltd.	3,707,573	11,566,562
Australia & New Zealand Banking Group Ltd.	5,458,203	90,709,286
BHP Billiton Ltd.	5,669,746	158,108,139
BlueScope Steel Ltd.	965,128	12,114,533
Brambles Ltd.	2,908,146	23,396,581
Cimic Group Ltd. (a)	184,902	3,470,547
Coca-Cola Amatil Ltd.	972,096	9,026,623
Cochlear Ltd.	125,803	20,354,837
Coles Group Ltd.	2,571,374	33,711,055
Commonwealth Bank of Australia	3,404,098	197,578,387
Computershare Ltd.	928,498	9,732,733
Crown Ltd.	710,184	5,025,434
CSL Ltd.	874,080	190,804,487
DEXUS Property Group unit	2,117,494	15,185,965
Evolution Mining Ltd.	3,103,267	11,321,427
Fortescue Metals Group Ltd.	3,247,199	43,453,145
Goodman Group unit	3,195,326	43,814,483
Insurance Australia Group Ltd.	4,412,037	16,679,077
Lendlease Group unit	1,332,923	13,854,599
Macquarie Group Ltd.	660,926	67,276,129
Magellan Financial Group Ltd.	250,160	10,867,220
Medibank Private Ltd.	5,261,804	11,007,918
Mirvac Group unit	7,619,122	14,429,467
National Australia Bank Ltd.	6,329,499	105,298,897
Newcrest Mining Ltd.	1,574,418	31,123,042
Northern Star Resources Ltd.	1,418,018	13,125,700
Orica Ltd.	774,358	9,179,942
Origin Energy Ltd.	3,370,166	12,814,648
Qantas Airways Ltd.	1,753,448	6,924,698
QBE Insurance Group Ltd.	2,812,284	20,643,571
Ramsay Health Care Ltd.	350,256	16,210,497
realestate.com.au Ltd.	100,448	10,709,105
Rio Tinto Ltd.	715,229	53,236,404
Santos Ltd.	3,390,231	15,329,770
Scentre Group unit	9,956,604	20,464,206
SEEK Ltd.	651,280	12,453,778
Sonic Healthcare Ltd.	866,350	20,948,003
South32 Ltd.	9,302,082	16,387,664
SP AusNet	3,705,789	5,046,035
Stockland Corp. Ltd. unit	4,562,295	15,237,735
Suncorp Group Ltd.	2,474,290	18,325,988
Sydney Airport unit	2,532,491	12,473,722
Tabcorp Holdings Ltd.	4,160,765	11,728,165
Telstra Corp. Ltd.	7,958,660	17,935,107
The GPT Group unit	3,772,560	13,070,849
TPG Telecom Ltd. (a)	701,259	3,948,203
Transurban Group unit	5,271,477	54,250,778
Treasury Wine Estates Ltd.	1,381,049	8,708,190
Vicinity Centres unit	7,361,515	8,916,138
Washington H. Soul Pattinson & Co. Ltd.	203,862	4,345,688
Wesfarmers Ltd.	2,182,329	79,215,864
Westpac Banking Corp.	6,949,073	101,905,324
WiseTech Global Ltd.	279,599	6,341,905
Woodside Petroleum Ltd.	1,845,417	30,303,036
Woolworths Group Ltd.	2,432,680	66,035,510

TOTAL AUSTRALIA		1,959,645,611

Austria - 0.2%
Erste Group Bank AG	533,942	15,320,260
OMV AG	280,917	9,406,520
Raiffeisen International Bank-Holding AG	278,553	5,314,896
Verbund AG	130,252	9,154,254
Voestalpine AG	221,319	7,089,483

TOTAL AUSTRIA		46,285,413

Bailiwick of Jersey - 0.6%
Experian PLC	1,763,620	62,484,863
Ferguson PLC	432,968	48,466,031
Glencore Xstrata PLC	19,253,040	54,279,213
WPP PLC	2,369,075	22,827,825

TOTAL BAILIWICK OF JERSEY		188,057,932

Belgium - 0.9%
Ageas	339,520	16,623,117
Anheuser-Busch InBev SA NV	1,467,096	97,801,809
Colruyt NV	106,165	6,327,619
Elia System Operator SA/NV	59,113	6,681,827
Galapagos Genomics NV (a)	81,151	9,940,911
Groupe Bruxelles Lambert SA	219,224	21,371,238
KBC Groep NV	478,672	33,321,181
Proximus	290,064	6,055,823
Sofina SA	29,214	9,273,506
Solvay SA Class A	141,784	16,195,480
UCB SA	241,962	25,893,011
Umicore SA	376,809	16,902,643

TOTAL BELGIUM		266,388,165

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	1,260,950	6,434,612
Hongkong Land Holdings Ltd.	2,230,443	9,077,903
Jardine Matheson Holdings Ltd.	421,057	22,345,495
Jardine Strategic Holdings Ltd.	425,499	10,165,171

TOTAL BERMUDA		48,023,181

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	585,829	7,315,172
Budweiser Brewing Co. APAC Ltd. (b)	3,298,700	11,324,451
Cheung Kong Property Holdings Ltd.	4,982,925	27,228,522
CK Hutchison Holdings Ltd.	5,198,925	37,711,051
ESR Cayman Ltd. (a)(b)	3,249,800	9,785,086
Melco Crown Entertainment Ltd. sponsored ADR	416,333	7,548,117
Sands China Ltd.	4,639,600	18,962,650
WH Group Ltd. (b)	18,268,000	14,882,432
Wharf Real Estate Investment Co. Ltd.	3,194,585	14,848,651
Wynn Macau Ltd. (a)	2,972,000	5,064,659
Xinyi Glass Holdings Ltd.	3,520,000	7,894,276

TOTAL CAYMAN ISLANDS		162,565,067

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	6,074	11,468,234
Series B	11,847	24,151,538
Ambu A/S Series B (c)	310,118	10,371,037
Carlsberg A/S Series B	198,955	29,634,323
Christian Hansen Holding A/S	201,545	19,572,237
Coloplast A/S Series B	227,709	34,041,419
Danske Bank A/S (a)	1,331,782	21,925,021
DSV Panalpina A/S	398,716	62,784,443
Genmab A/S (a)	126,190	48,529,009
GN Store Nord A/S	248,406	20,217,677
H Lundbeck A/S	131,157	4,008,848
Novo Nordisk A/S Series B	3,312,092	221,986,009
Novozymes A/S Series B	401,768	22,946,749
ORSTED A/S (b)	363,808	65,458,803
Pandora A/S	191,006	19,151,158
Rockwool International A/S Series B	15,727	5,735,255
Tryg A/S	229,917	6,670,116
Vestas Wind Systems A/S	378,913	77,227,586
William Demant Holding A/S (a)	209,103	7,888,232

TOTAL DENMARK		713,767,694

Finland - 1.2%
Elisa Corp. (A Shares)	271,850	14,586,956
Fortum Corp.	850,212	19,474,180
Kesko Oyj	530,450	13,887,037
Kone OYJ (B Shares)	654,359	54,859,418
Neste Oyj	814,754	54,442,107
Nokia Corp. (a)	10,843,501	43,243,936
Nordea Bank ABP (Stockholm Stock Exchange)	6,242,647	53,352,418
Orion Oyj (B Shares)	201,385	9,472,423
Sampo Oyj (A Shares)	907,883	39,014,507
Stora Enso Oyj (R Shares)	1,115,313	18,818,952
UPM-Kymmene Corp.	1,032,062	33,864,300
Wartsila Corp.	849,391	7,986,118

TOTAL FINLAND		363,002,352

France - 10.0%
Accor SA (a)	355,695	12,213,319
Aeroports de Paris SA	56,762	7,140,415
Air Liquide SA	554,592	90,631,613
Alstom SA (a)(c)	479,935	25,886,168
Amundi SA (b)	116,481	9,264,000
Arkema SA	132,068	15,380,205
Atos Origin SA (a)	192,121	17,536,948
AXA SA	3,720,752	86,989,202
bioMerieux SA	79,281	11,406,189
BNP Paribas SA (a)	2,164,644	110,182,984
Bollore SA	1,686,637	6,541,701
Bouygues SA	435,723	17,279,578
Bureau Veritas SA	562,542	14,551,725
Capgemini SA	310,184	43,154,619
Carrefour SA	1,173,351	19,207,539
CNP Assurances	326,658	5,183,063
Compagnie de St. Gobain (a)	996,590	47,210,261
Compagnie Generale des Etablissements Michelin SCA Series B	327,101	40,687,848
Covivio	99,370	8,098,448
Credit Agricole SA (a)	2,206,922	25,461,824
Danone SA	1,190,477	76,768,338
Dassault Aviation SA (a)	4,788	4,893,799
Dassault Systemes SA	254,323	46,970,473
Edenred SA	474,345	27,106,502
EDF SA	1,186,703	18,033,005
EDF SA (a)	200,740	3,032,463
Eiffage SA (a)	163,767	16,011,076
ENGIE (a)	3,520,745	51,827,968
Essilor International SA	547,338	79,121,581
Eurazeo SA (a)	76,790	4,733,693
Faurecia SA (a)	158,226	7,837,887
Gecina SA	88,568	13,473,852
Groupe Eurotunnel SA (a)	841,366	13,943,286
Hermes International SCA	60,831	59,185,948
Iliad SA	28,081	5,694,179
Ipsen SA	72,271	6,940,764
Kering SA	145,743	105,222,115
Klepierre SA (c)	376,107	8,308,196
L'Oreal SA (a)	201,944	74,334,781
L'Oreal SA	281,934	103,778,781
La Francaise des Jeux SAEM (b)	164,681	6,887,603
Legrand SA	514,717	43,586,488
LVMH Moet Hennessy Louis Vuitton SE	533,757	306,587,771
Natixis SA (a)	1,812,301	5,571,375
Orange SA	3,842,548	48,639,228
Orpea (a)	98,925	12,351,247
Pernod Ricard SA	403,754	77,151,221
Peugeot Citroen SA	1,126,141	26,420,735
Publicis Groupe SA	418,855	18,874,514
Remy Cointreau SA	43,590	7,763,502
Renault SA	369,220	14,658,712
Safran SA (a)	616,665	89,893,713
Sanofi SA	2,179,608	219,701,939
Sartorius Stedim Biotech	52,981	19,103,452
Schneider Electric SA	1,036,051	144,348,345
SCOR SE	303,355	10,321,364
SEB SA	42,998	7,616,743
Societe Generale Series A	1,552,109	30,774,824
Sodexo SA	85,021	7,018,744
Sodexo SA (a)	84,696	6,979,385
SR Teleperformance SA	112,572	37,435,588
Suez Environnement SA	664,412	12,709,431
Thales SA	204,003	18,696,596
Total SA	4,851,337	205,916,826
Ubisoft Entertainment SA (a)	176,726	16,758,506
Valeo SA	438,794	16,928,590
Veolia Environnement SA	1,032,364	23,681,500
VINCI SA	1,001,290	101,728,344
Vivendi SA	1,597,106	47,878,844
Wendel SA	51,246	5,790,021
Worldline SA (a)(b)	461,183	42,700,281

TOTAL FRANCE		2,975,701,768

Germany - 8.3%
adidas AG	366,289	116,898,807
Allianz SE	802,093	187,998,698
BASF AG	1,767,257	129,201,646
Bayer AG	1,890,200	108,901,490
Bayerische Motoren Werke AG (BMW)	637,476	55,313,462
Bechtle AG	52,788	11,523,811
Beiersdorf AG	192,965	21,606,973
Brenntag AG	297,908	22,813,290
Carl Zeiss Meditec AG	76,873	10,221,673
Commerzbank AG	1,930,977	11,918,933
Continental AG	212,009	28,695,598
Covestro AG (b)	351,917	19,581,728
Daimler AG (Germany)	1,646,096	110,208,288
Delivery Hero AG (a)(b)	249,347	30,317,408
Deutsche Bank AG (a)	3,777,696	41,880,763
Deutsche Borse AG	365,761	60,925,576
Deutsche Lufthansa AG (a)(c)	573,542	6,612,313
Deutsche Post AG	1,903,773	91,834,704
Deutsche Telekom AG	6,408,633	115,698,754
Deutsche Wohnen AG (Bearer)	658,385	33,020,416
E.ON AG	4,326,734	46,817,352
Evonik Industries AG	402,532	12,147,678
Fresenius Medical Care AG & Co. KGaA	410,892	34,569,841
Fresenius SE & Co. KGaA	805,911	36,031,626
GEA Group AG	292,374	9,994,876
Hannover Reuck SE	115,161	19,245,498
HeidelbergCement AG	287,635	20,348,915
HelloFresh AG (a)	285,034	16,820,498
Henkel AG & Co. KGaA	199,326	19,231,507
Hochtief AG	46,886	4,512,017
Infineon Technologies AG	2,512,579	88,646,208
KION Group AG	123,983	9,501,924
KION Group AG rights 12/3/20 (a)	123,983	36,825
Knorr-Bremse AG	138,978	17,790,711
Lanxess AG	158,720	11,042,277
LEG Immobilien AG	137,761	19,593,860
Merck KGaA	249,045	39,767,544
MTU Aero Engines Holdings AG	101,709	23,951,827
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	269,584	74,701,950
Nemetschek Se	110,553	8,730,085
Puma AG	187,979	18,627,387
Rational AG	9,919	8,797,029
RWE AG	1,237,198	51,173,421
SAP SE	2,008,257	242,429,391
Scout24 AG (b)	205,146	15,632,212
Siemens AG	1,471,347	196,387,402
Siemens Healthineers AG (b)	518,308	23,825,984
Symrise AG	247,946	31,077,230
TeamViewer AG (a)(b)	287,689	13,715,101
Telefonica Deutschland Holding AG	1,974,903	5,451,270
Uniper SE	383,614	12,984,841
United Internet AG	202,764	8,081,065
Volkswagen AG	62,548	11,561,394
Vonovia SE	1,003,166	68,596,046
Zalando SE (a)(b)	295,137	29,979,172

TOTAL GERMANY		2,466,976,295

Hong Kong - 2.4%
AIA Group Ltd.	23,253,200	255,189,652
Bank of East Asia Ltd.	2,537,761	5,629,590
BOC Hong Kong (Holdings) Ltd.	7,137,066	23,226,636
CLP Holdings Ltd.	3,149,157	29,583,105
Galaxy Entertainment Group Ltd.	4,188,000	31,777,653
Hang Lung Properties Ltd.	3,857,423	9,537,191
Hang Seng Bank Ltd.	1,476,501	25,670,700
Henderson Land Development Co. Ltd.	2,774,381	11,664,541
Hong Kong & China Gas Co. Ltd.	20,420,705	31,242,191
Hong Kong Exchanges and Clearing Ltd.	2,317,238	115,090,120
Link (REIT)	3,992,856	34,909,899
MTR Corp. Ltd.	2,997,342	16,225,922
New World Development Co. Ltd.	2,942,450	14,908,057
PCCW Ltd.	8,376,612	5,083,372
Power Assets Holdings Ltd.	2,649,176	13,897,406
Sino Land Ltd.	6,037,602	8,242,114
SJM Holdings Ltd.	3,810,000	4,453,793
Sun Hung Kai Properties Ltd.	2,497,676	33,200,142
Swire Pacific Ltd. (A Shares)	936,384	5,365,665
Swire Properties Ltd.	2,224,800	6,786,279
Techtronic Industries Co. Ltd.	2,645,000	33,765,949

TOTAL HONG KONG		715,449,977

Ireland - 0.8%
CRH PLC	1,510,637	59,418,102
DCC PLC (United Kingdom)	188,649	14,203,571
Flutter Entertainment PLC (Ireland)	297,991	55,289,024
James Hardie Industries PLC CDI	848,894	24,582,504
Kerry Group PLC Class A	306,010	42,908,147
Kingspan Group PLC (Ireland) (a)	296,449	25,863,873
Smurfit Kappa Group PLC	473,305	20,137,258

TOTAL IRELAND		242,402,479

Isle of Man - 0.1%
Gaming VC Holdings SA (a)	1,118,115	15,363,766
Israel - 0.6%
Azrieli Group	80,759	4,931,624
Bank Hapoalim BM (Reg.) (a)	2,209,395	14,473,711
Bank Leumi le-Israel BM	2,789,913	15,670,541
Check Point Software Technologies Ltd. (a)(c)	216,531	25,481,368
CyberArk Software Ltd. (a)	74,161	8,518,874
Elbit Systems Ltd. (Israel)	50,535	6,469,837
Icl Group Ltd.	1,334,524	6,333,936
Israel Discount Bank Ltd. (Class A)	2,244,262	7,598,698
Mizrahi Tefahot Bank Ltd.	268,097	5,726,816
NICE Systems Ltd. (a)	121,021	29,096,406
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,093,799	19,912,028
Wix.com Ltd. (a)	106,315	27,156,040

TOTAL ISRAEL		171,369,879

Italy - 1.9%
Amplifon SpA	241,488	9,694,355
Assicurazioni Generali SpA	2,118,401	36,212,662
Atlantia SpA (a)	950,135	17,402,712
Davide Campari Milano NV	1,115,351	12,981,876
DiaSorin S.p.A.	48,220	10,174,456
Enel SpA	15,636,119	156,874,466
Eni SpA	4,913,963	48,932,205
FinecoBank SpA	1,170,017	18,471,906
Infrastrutture Wireless Italiane SpA (b)	652,529	8,402,220
Intesa Sanpaolo SpA	31,816,825	73,702,588
Mediobanca SpA	1,191,823	10,692,026
Moncler SpA	371,417	18,315,778
Nexi SpA (a)(b)	842,579	15,909,290
Poste Italiane SpA (b)	1,004,313	10,319,879
Prysmian SpA	461,750	15,199,323
Recordati SpA	199,941	10,693,938
Snam Rete Gas SpA	3,898,241	22,018,110
Telecom Italia SpA	16,000,344	7,540,636
Telecom Italia SpA (Risparmio Shares)	11,823,229	6,047,458
Terna SpA	2,698,113	20,266,418
UniCredit SpA	4,096,684	42,523,267

TOTAL ITALY		572,375,569

Japan - 24.9%
ABC-MART, Inc.	61,900	3,222,665
ACOM Co. Ltd.	778,100	3,735,280
Advantest Corp.	384,500	26,735,181
AEON Co. Ltd.	1,253,200	37,229,887
AEON MALL Co. Ltd.	199,240	3,184,262
Agc, Inc.	375,435	12,480,678
Air Water, Inc.	352,700	5,804,297
Aisin Seiki Co. Ltd.	309,200	9,155,058
Ajinomoto Co., Inc.	893,066	18,607,742
Alfresa Holdings Corp.	361,000	7,216,974
Amada Co. Ltd.	623,000	5,971,831
Ana Holdings, Inc. (a)	220,100	5,282,263
Asahi Group Holdings	869,703	33,418,386
ASAHI INTECC Co. Ltd.	372,900	13,661,746
Asahi Kasei Corp.	2,428,527	22,202,663
Astellas Pharma, Inc.	3,593,000	51,177,058
Azbil Corp.	240,600	10,795,536
Bandai Namco Holdings, Inc.	385,150	35,051,796
Bank of Kyoto Ltd.	108,900	5,411,857
Bridgestone Corp.	1,027,179	35,761,236
Brother Industries Ltd.	424,200	8,102,705
Calbee, Inc.	166,000	4,907,100
Canon, Inc.	1,917,944	33,975,299
Capcom Co. Ltd.	170,500	9,640,388
Casio Computer Co. Ltd.	368,600	6,620,620
Central Japan Railway Co.	276,600	35,153,368
Chiba Bank Ltd.	1,010,974	5,695,521
Chubu Electric Power Co., Inc.	1,229,564	14,781,067
Chugai Pharmaceutical Co. Ltd.	1,294,075	62,590,898
Chugoku Electric Power Co., Inc.	549,500	6,974,814
Coca-Cola West Co. Ltd.	234,500	3,584,273
Concordia Financial Group Ltd.	2,004,984	7,081,521
Cosmos Pharmaceutical Corp.	38,100	6,579,815
CyberAgent, Inc.	193,200	13,203,483
Dai Nippon Printing Co. Ltd.	479,521	8,945,454
Dai-ichi Mutual Life Insurance Co.	2,080,100	32,771,255
Daifuku Co. Ltd.	194,300	22,477,142
Daiichi Sankyo Kabushiki Kaisha	3,273,410	115,896,221
Daikin Industries Ltd.	479,194	108,532,544
Dainippon Sumitomo Pharma Co. Ltd.	339,300	4,278,802
Daito Trust Construction Co. Ltd.	125,063	12,229,472
Daiwa House Industry Co. Ltd.	1,091,984	33,371,024
Daiwa House REIT Investment Corp.	3,788	9,094,142
Daiwa Securities Group, Inc.	2,819,585	12,254,203
DENSO Corp.	831,838	39,218,147
Dentsu Group, Inc.	413,100	13,354,143
Disco Corp.	55,400	17,636,013
East Japan Railway Co.	580,400	35,896,614
Eisai Co. Ltd.	485,378	36,579,900
FANUC Corp.	369,172	90,554,307
Fast Retailing Co. Ltd.	112,267	91,987,138
Fuji Electric Co. Ltd.	240,630	8,520,007
Fujifilm Holdings Corp.	694,905	37,383,833
Fujitsu Ltd.	378,907	52,417,291
Fukuoka Financial Group, Inc.	326,160	5,766,721
GLP J-REIT	7,341	11,045,725
GMO Payment Gateway, Inc.	78,000	10,938,652
Hakuhodo DY Holdings, Inc.	442,100	6,348,899
Hamamatsu Photonics K.K.	267,800	15,046,484
Hankyu Hanshin Holdings, Inc.	437,400	14,249,546
Harmonic Drive Systems, Inc.	74,900	5,972,588
Hikari Tsushin, Inc.	40,000	9,601,210
Hino Motors Ltd.	560,400	4,838,408
Hirose Electric Co. Ltd.	62,377	8,798,897
Hisamitsu Pharmaceutical Co., Inc.	96,700	5,674,639
Hitachi Construction Machinery Co. Ltd.	203,900	5,632,158
Hitachi Ltd.	1,863,554	70,728,912
Hitachi Metals Ltd.	410,700	6,006,133
Honda Motor Co. Ltd.	3,136,860	87,273,527
Hoshizaki Corp.	96,100	9,468,706
Hoya Corp.	723,516	96,219,346
Hulic Co. Ltd.	574,000	5,804,509
Ibiden Co. Ltd.	205,100	9,592,723
Idemitsu Kosan Co. Ltd.	374,515	7,764,471
Iida Group Holdings Co. Ltd.	287,100	5,753,413
INPEX Corp.	1,946,100	10,779,186
Isuzu Motors Ltd.	1,049,000	10,196,619
IT Holdings Corp.	424,500	8,430,364
ITO EN Ltd.	102,000	7,862,359
Itochu Corp.	2,591,986	68,400,638
ITOCHU Techno-Solutions Corp.	181,100	6,385,818
Japan Airlines Co. Ltd.	214,100	4,036,587
Japan Airport Terminal Co. Ltd.	96,100	5,566,419
Japan Exchange Group, Inc.	975,400	24,130,985
Japan Post Bank Co. Ltd.	772,800	6,054,817
Japan Post Holdings Co. Ltd.	3,035,700	22,467,518
Japan Post Insurance Co. Ltd.	440,000	7,320,132
Japan Real Estate Investment Corp.	2,511	13,006,641
Japan Retail Fund Investment Corp.	5,008	7,939,375
Japan Tobacco, Inc.	2,309,100	46,741,228
JFE Holdings, Inc.	937,675	8,555,759
JSR Corp.	396,916	10,989,917
JX Holdings, Inc.	5,896,500	20,141,285
Kajima Corp.	857,158	11,245,428
Kakaku.com, Inc.	258,800	7,240,676
Kansai Electric Power Co., Inc.	1,376,636	12,564,009
Kansai Paint Co. Ltd.	336,800	10,163,683
Kao Corp.	929,850	69,696,918
KDDI Corp.	3,105,100	88,359,909
Keihan Electric Railway Co., Ltd.	183,400	8,632,277
Keihin Electric Express Railway Co. Ltd.	418,730	7,162,438
Keio Corp.	197,382	13,998,623
Keisei Electric Railway Co.	245,300	8,205,943
Keyence Corp.	350,948	178,935,525
Kikkoman Corp.	278,349	17,276,340
Kintetsu Group Holdings Co. Ltd.	327,210	14,492,519
Kirin Holdings Co. Ltd.	1,593,056	34,589,443
Kobayashi Pharmaceutical Co. Ltd.	94,400	11,336,659
Kobe Bussan Co. Ltd.	239,800	8,400,921
Koito Manufacturing Co. Ltd.	199,300	11,941,971
Komatsu Ltd.	1,687,745	41,160,515
Konami Holdings Corp.	178,500	9,302,713
Kose Corp.	63,700	9,716,609
Kubota Corp.	1,998,264	39,467,703
Kuraray Co. Ltd.	605,186	5,997,359
Kurita Water Industries Ltd.	188,700	6,961,988
Kyocera Corp.	615,804	35,065,569
Kyowa Hakko Kirin Co., Ltd.	514,689	13,951,737
Kyushu Electric Power Co., Inc.	716,970	6,041,041
Kyushu Railway Co.	283,100	5,952,935
Lasertec Corp.	145,300	15,275,742
Lawson, Inc.	94,716	4,294,601
LINE Corp. (a)	69,500	3,581,338
Lion Corp.	427,600	10,132,672
LIXIL Group Corp.	507,259	12,138,582
M3, Inc.	849,300	78,154,079
Makita Corp.	428,900	22,140,107
Marubeni Corp.	3,198,444	18,582,298
Marui Group Co. Ltd.	364,649	6,646,567
Mazda Motor Corp.	1,114,900	6,587,397
McDonald's Holdings Co. (Japan) Ltd.	125,700	6,097,080
Medipal Holdings Corp.	348,170	6,529,604
Meiji Holdings Co. Ltd.	218,958	15,496,006
Mercari, Inc. (a)	164,000	7,489,432
Minebea Mitsumi, Inc.	704,000	14,611,900
Misumi Group, Inc.	549,900	17,248,390
Mitsubishi Chemical Holdings Corp.	2,438,075	13,422,466
Mitsubishi Corp.	2,574,702	59,818,589
Mitsubishi Electric Corp.	3,502,706	51,318,959
Mitsubishi Estate Co. Ltd.	2,269,223	39,040,104
Mitsubishi Gas Chemical Co., Inc.	304,133	6,437,279
Mitsubishi Heavy Industries Ltd.	621,125	13,947,386
Mitsubishi UFJ Financial Group, Inc.	23,525,230	100,389,600
Mitsubishi UFJ Lease & Finance Co. Ltd.	762,400	3,497,913
Mitsui & Co. Ltd.	3,144,023	53,420,294
Mitsui Chemicals, Inc.	350,836	9,808,161
Mitsui Fudosan Co. Ltd.	1,767,677	36,875,715
Miura Co. Ltd.	166,500	8,767,044
Mizuho Financial Group, Inc.	4,648,860	58,898,973
MonotaRO Co. Ltd.	239,400	14,561,955
MS&AD Insurance Group Holdings, Inc.	855,984	24,901,723
Murata Manufacturing Co. Ltd.	1,105,662	96,404,017
Nabtesco Corp.	214,300	8,794,140
Nagoya Railroad Co. Ltd.	356,000	9,792,118
NEC Corp.	500,354	26,957,547
New Hampshire Foods Ltd.	157,270	6,697,882
Nexon Co. Ltd.	936,900	28,256,722
NGK Insulators Ltd.	497,209	7,900,835
NGK Spark Plug Co. Ltd.	302,000	5,461,884
Nidec Corp.	860,568	109,143,834
Nihon M&A Center, Inc.	292,400	20,431,073
Nintendo Co. Ltd.	215,296	122,155,143
Nippon Building Fund, Inc.	2,836	15,630,034
Nippon Express Co. Ltd.	139,054	9,266,571
Nippon Paint Holdings Co. Ltd.	280,900	35,990,853
Nippon Prologis REIT, Inc.	4,005	12,552,149
Nippon Shinyaku Co. Ltd.	87,200	6,251,728
Nippon Steel & Sumitomo Metal Corp.	1,544,763	18,803,597
Nippon Telegraph & Telephone Corp.	2,479,200	58,633,750
Nippon Yusen KK	291,057	6,322,199
Nissan Chemical Corp.	236,900	14,131,298
Nissan Motor Co. Ltd.	4,436,048	20,995,784
Nisshin Seifun Group, Inc.	376,693	6,114,770
Nissin Food Holdings Co. Ltd.	121,223	10,005,021
Nitori Holdings Co. Ltd.	154,600	32,870,562
Nitto Denko Corp.	306,894	25,304,712
NKSJ Holdings, Inc.	650,303	24,827,221
Nomura Holdings, Inc.	6,038,247	30,293,048
Nomura Real Estate Holdings, Inc.	219,100	4,709,391
Nomura Real Estate Master Fund, Inc.	8,117	10,536,046
Nomura Research Institute Ltd.	613,265	20,737,227
NSK Ltd.	679,576	5,488,283
NTT Data Corp.	1,219,500	16,193,410
Obayashi Corp.	1,235,504	10,875,117
OBIC Co. Ltd.	133,600	30,041,359
Odakyu Electric Railway Co. Ltd.	571,300	17,294,118
Oji Holdings Corp.	1,658,452	7,516,378
Olympus Corp.	2,244,916	48,457,624
OMRON Corp.	358,760	32,217,180
Ono Pharmaceutical Co. Ltd.	712,800	22,573,431
Oracle Corp. Japan	73,700	8,173,572
Oriental Land Co. Ltd.	385,724	65,517,161
ORIX Corp.	2,533,580	37,500,468
ORIX JREIT, Inc.	5,028	7,491,924
Osaka Gas Co. Ltd.	732,205	14,049,294
Otsuka Corp.	199,600	9,679,271
Otsuka Holdings Co. Ltd.	749,600	30,396,287
Pan Pacific International Holdings Ltd.	789,500	18,627,809
Panasonic Corp.	4,239,973	44,967,218
PeptiDream, Inc. (a)	180,500	9,177,874
Persol Holdings Co. Ltd.	340,500	6,211,586
Pigeon Corp.	222,000	9,907,034
Pola Orbis Holdings, Inc.	178,500	3,561,021
Rakuten, Inc.	1,643,200	18,364,853
Recruit Holdings Co. Ltd.	2,448,200	102,631,291
Renesas Electronics Corp. (a)	1,480,600	13,120,503
Resona Holdings, Inc.	3,987,300	13,898,222
Ricoh Co. Ltd.	1,275,970	8,497,542
Rinnai Corp.	68,500	7,992,042
ROHM Co. Ltd.	169,644	14,106,221
Ryohin Keikaku Co. Ltd.	458,200	9,403,025
Santen Pharmaceutical Co. Ltd.	687,600	11,433,293
SBI Holdings, Inc. Japan	455,060	12,276,321
SCSK Corp.	98,400	5,882,221
Secom Co. Ltd.	405,367	40,452,642
Sega Sammy Holdings, Inc.	324,600	4,551,322
Seibu Holdings, Inc.	409,600	4,052,652
Seiko Epson Corp.	530,700	7,908,029
Sekisui Chemical Co. Ltd.	686,093	11,827,070
Sekisui House Ltd.	1,196,567	21,455,826
Seven & i Holdings Co. Ltd.	1,453,900	45,853,230
SG Holdings Co. Ltd.	613,400	18,353,056
Sharp Corp. (c)	402,800	5,385,547
Shimadzu Corp.	425,400	15,327,314
Shimamura Co. Ltd.	43,200	4,451,105
SHIMANO, Inc.	142,100	33,615,525
SHIMIZU Corp.	1,046,916	7,917,518
Shin-Etsu Chemical Co. Ltd.	681,662	111,674,067
Shinsei Bank Ltd.	293,900	3,473,456
Shionogi & Co. Ltd.	512,391	27,426,991
Shiseido Co. Ltd.	770,950	54,401,816
Shizuoka Bank Ltd.	797,374	5,634,673
SMC Corp.	110,271	70,138,251
SoftBank Corp.	5,530,600	68,141,823
SoftBank Group Corp.	3,014,860	207,773,096
Sohgo Security Services Co., Ltd.	135,900	7,279,014
Sony Corp.	2,425,385	226,010,657
Square Enix Holdings Co. Ltd.	176,700	10,805,331
Stanley Electric Co. Ltd.	248,325	7,278,969
Subaru Corp.	1,187,700	23,566,701
Sumco Corp.	500,400	10,118,564
Sumitomo Chemical Co. Ltd.	2,928,734	10,346,848
Sumitomo Corp.	2,297,042	28,100,501
Sumitomo Electric Industries Ltd.	1,465,806	16,708,879
Sumitomo Metal Mining Co. Ltd.	444,332	16,497,156
Sumitomo Mitsui Financial Group, Inc.	2,514,000	72,283,952
Sumitomo Mitsui Trust Holdings, Inc.	651,472	18,900,957
Sumitomo Realty & Development Co. Ltd.	598,400	19,466,397
Sundrug Co. Ltd.	136,600	5,726,350
Suntory Beverage & Food Ltd.	264,000	9,640,797
Suzuken Co. Ltd.	127,116	4,849,859
Suzuki Motor Corp.	709,600	38,054,489
Sysmex Corp.	321,000	33,606,337
T&D Holdings, Inc.	1,029,600	11,986,331
Taiheiyo Cement Corp.	225,400	6,032,559
Taisei Corp.	373,118	13,126,240
Taisho Pharmaceutical Holdings Co. Ltd.	70,457	4,473,665
Taiyo Nippon Sanso Corp.	287,800	4,781,997
Takeda Pharmaceutical Co. Ltd.	3,038,727	108,700,894
TDK Corp.	249,925	35,100,770
TECMO KOEI HOLDINGS CO., LTD.	88,300	4,697,154
Teijin Ltd.	343,768	5,861,986
Terumo Corp.	1,245,148	49,408,429
THK Co. Ltd.	228,600	7,054,352
Tobu Railway Co. Ltd.	364,459	10,918,709
Toho Co. Ltd.	215,054	9,077,798
Toho Gas Co. Ltd.	141,800	9,300,183
Tohoku Electric Power Co., Inc.	811,090	6,789,252
Tokio Marine Holdings, Inc.	1,216,600	60,243,059
Tokyo Century Corp.	81,800	5,387,185
Tokyo Electric Power Co., Inc. (a)	2,742,218	7,137,387
Tokyo Electron Ltd.	287,318	97,646,134
Tokyo Gas Co. Ltd.	718,179	16,093,645
Tokyu Corp.	980,177	11,871,154
Tokyu Fudosan Holdings Corp.	1,160,500	5,601,379
Toppan Printing Co. Ltd.	496,706	6,762,374
Toray Industries, Inc.	2,703,683	14,589,540
Toshiba Corp.	738,888	20,628,716
Tosoh Corp.	493,600	7,730,522
Toto Ltd.	274,192	15,506,082
Toyo Suisan Kaisha Ltd.	169,200	8,322,253
Toyoda Gosei Co. Ltd.	126,200	3,419,596
Toyota Industries Corp.	283,286	20,415,043
Toyota Motor Corp.	4,077,963	275,223,129
Toyota Tsusho Corp.	406,000	13,992,402
Trend Micro, Inc.	255,460	13,827,617
Tsuruha Holdings, Inc.	70,500	10,338,512
Unicharm Corp.	778,140	37,797,120
United Urban Investment Corp.	5,699	6,419,132
USS Co. Ltd.	422,800	8,816,912
Welcia Holdings Co. Ltd.	179,800	7,246,402
West Japan Railway Co.	310,200	14,126,519
Yakult Honsha Co. Ltd.	246,366	11,700,874
Yamada Holdings Co. Ltd.	1,389,450	6,590,781
Yamaha Corp.	256,243	14,575,200
Yamaha Motor Co. Ltd.	542,500	10,400,175
Yamato Holdings Co. Ltd.	591,732	14,918,456
Yamazaki Baking Co. Ltd.	234,200	3,885,739
Yaskawa Electric Corp.	464,400	22,281,350
Yokogawa Electric Corp.	437,000	7,699,306
Z Holdings Corp.	5,080,300	32,036,621
Zozo, Inc.	212,800	5,303,118

TOTAL JAPAN		7,382,294,270

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	1,372,327	24,953,724
Aroundtown SA (c)	1,930,212	13,359,110
Eurofins Scientific SA (a)	255,410	20,893,131
SES SA (France) (depositary receipt)	728,378	6,587,252
Tenaris SA	889,705	6,906,696

TOTAL LUXEMBOURG		72,699,913

Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	69
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	5,040,500	5,067,446
HKT Trust/HKT Ltd. unit	7,217,760	9,433,686

TOTAL MULTI-NATIONAL		14,501,132

Netherlands - 4.8%
ABN AMRO Group NV GDR (a)(b)	807,272	8,264,290
Adyen BV (a)(b)	34,928	66,717,819
AEGON NV	3,418,479	12,645,960
Airbus Group NV	1,131,370	118,281,945
Akzo Nobel NV	372,121	39,404,086
Altice Europe NV Class A (a)	1,207,500	6,352,265
Argenx SE (a)	85,482	24,484,817
ASML Holding NV (Netherlands)	818,287	355,532,575
CNH Industrial NV	1,958,664	21,339,229
EXOR NV	207,419	14,508,832
Ferrari NV	242,308	51,340,430
Fiat Chrysler Automobiles NV (Italy)	2,121,725	33,183,246
Heineken Holding NV	222,838	20,530,650
Heineken NV (Bearer)	499,082	52,615,408
ING Groep NV (Certificaten Van Aandelen)	7,506,958	73,018,015
JDE Peet's BV	145,644	5,624,963
Koninklijke Ahold Delhaize NV	2,118,597	60,573,425
Koninklijke DSM NV	331,703	54,162,968
Koninklijke KPN NV	6,899,992	20,529,275
Koninklijke Philips Electronics NV	1,754,260	90,402,969
NN Group NV	554,771	22,421,025
Prosus NV	937,727	101,648,343
QIAGEN NV (Germany) (a)	441,265	21,185,246
Randstad NV (a)	227,420	14,065,556
STMicroelectronics NV (France)	1,227,139	48,342,304
Takeaway.com Holding BV (a)(b)	242,074	25,761,987
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (c)	264,709	18,625,949
Vopak NV	134,364	7,045,621
Wolters Kluwer NV	525,494	43,993,558

TOTAL NETHERLANDS		1,432,602,756

New Zealand - 0.4%
Auckland International Airport Ltd.	2,405,380	13,122,156
Fisher & Paykel Healthcare Corp.	1,101,086	27,733,168
Mercury Nz Ltd.	1,319,746	5,552,435
Meridian Energy Ltd.	2,454,058	11,064,651
Ryman Healthcare Group Ltd.	765,226	7,903,771
Spark New Zealand Ltd.	3,580,586	11,448,823
The a2 Milk Co. Ltd. (a)	1,418,744	14,673,644
Xero Ltd. (a)	234,256	22,784,119

TOTAL NEW ZEALAND		114,282,767

Norway - 0.6%
Adevinta ASA Class B (a)	458,936	7,522,271
DNB ASA	1,820,291	32,822,089
Equinor ASA	1,888,483	29,398,236
Gjensidige Forsikring ASA	381,895	8,315,308
Mowi ASA	841,047	17,055,111
Norsk Hydro ASA	2,557,619	10,356,453
Orkla ASA	1,432,628	13,712,931
Schibsted ASA:
(A Shares)	148,286	6,053,181
(B Shares)	186,943	6,798,891
Telenor ASA	1,353,015	23,010,698
Yara International ASA	337,165	13,666,545

TOTAL NORWAY		168,711,714

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	3,750,551	10,021,255
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	31
Energias de Portugal SA	5,345,938	28,575,449
Galp Energia SGPS SA Class B	968,563	10,391,493
Jeronimo Martins SGPS SA	479,931	8,223,392

TOTAL PORTUGAL		47,190,365

Singapore - 1.0%
Ascendas (REIT) rights 12/1/20 (a)	220,449	1,644
Ascendas Real Estate Investment Trust	6,229,084	13,794,415
CapitaLand Ltd.	5,094,910	11,890,593
CapitaMall Trust	8,748,882	12,655,431
City Developments Ltd.	862,600	5,016,799
DBS Group Holdings Ltd.	3,451,308	64,849,541
Genting Singapore Ltd.	11,636,059	7,201,230
Keppel Corp. Ltd.	2,777,800	10,501,022
Mapletree Commercial Trust	4,235,800	6,443,002
Mapletree Logistics Trust (REIT)	5,627,159	8,265,670
Oversea-Chinese Banking Corp. Ltd.	6,355,405	47,766,829
Singapore Airlines Ltd.	2,587,362	8,372,778
Singapore Exchange Ltd.	1,533,600	10,165,682
Singapore Technologies Engineering Ltd.	2,978,161	8,571,526
Singapore Telecommunications Ltd.	15,768,427	28,100,168
Suntec (REIT)	3,731,900	4,201,744
United Overseas Bank Ltd.	2,263,660	37,993,503
UOL Group Ltd.	880,050	4,836,125
Venture Corp. Ltd.	530,200	7,444,108
Wilmar International Ltd.	3,667,100	11,511,383

TOTAL SINGAPORE		309,583,193

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	515,703	16,292,579
Aena Sme SA (a)(b)	130,440	21,249,724
Amadeus IT Holding SA Class A	866,671	59,596,147
Banco Bilbao Vizcaya Argentaria SA	12,830,425	59,412,209
Banco Santander SA:
rights 11/30/20 (a)	31,795,327	3,955,079
(Spain)	31,970,968	92,719,646
CaixaBank SA	6,861,854	17,553,700
Cellnex Telecom SA (b)	608,778	38,563,952
Enagas SA	477,290	11,660,550
Endesa SA	608,076	17,477,673
Ferrovial SA	946,824	26,440,441
Gas Natural SDG SA	571,204	13,182,529
Grifols SA	570,009	16,171,635
Iberdrola SA	11,585,516	159,042,649
Inditex SA	2,098,434	69,656,193
Red Electrica Corporacion SA	834,471	17,059,149
Repsol SA	2,828,928	27,114,578
Siemens Gamesa Renewable Energy SA	457,779	16,417,722
Telefonica SA	9,240,697	40,368,481

TOTAL SPAIN		723,934,636

Sweden - 3.2%
Alfa Laval AB	603,231	15,244,646
ASSA ABLOY AB (B Shares)	1,930,555	46,195,946
Atlas Copco AB:
(A Shares)	1,287,714	65,146,159
(B Shares)	754,806	33,428,878
Boliden AB	523,402	18,102,403
Electrolux AB (B Shares)	431,941	10,363,944
Epiroc AB:
Class A	1,264,300	21,015,210
Class B	745,324	11,852,364
EQT AB	455,036	10,160,023
Ericsson (B Shares)	5,617,295	68,956,313
Essity AB Class B	1,173,392	37,289,315
Evolution Gaming Group AB (b)	307,820	26,191,528
Fastighets AB Balder (a)	196,660	9,827,857
H&M Hennes & Mauritz AB (B Shares)	1,542,306	32,844,579
Hexagon AB (B Shares)	542,830	45,244,581
Husqvarna AB (B Shares)	806,488	8,636,939
ICA Gruppen AB	191,956	9,293,268
Industrivarden AB:
(A Shares)	45,278	1,401,771
(C Shares)	483,233	14,787,115
Investor AB (B Shares)	874,864	60,733,199
Kinnevik AB (B Shares)	466,886	23,257,537
Latour Investment AB Class B	280,336	7,387,537
Lundbergfoeretagen AB	145,157	7,452,080
Lundin Petroleum AB	353,484	8,444,916
Nibe Industrier AB (B Shares)	596,821	16,834,485
Sandvik AB	2,174,141	49,033,614
Securitas AB (B Shares)	596,171	9,807,941
Skandinaviska Enskilda Banken AB (A Shares) (a)	3,121,996	32,957,700
Skanska AB (B Shares)	649,781	15,439,400
SKF AB (B Shares)	736,554	18,190,382
Svenska Cellulosa AB (SCA) (B Shares)	1,156,439	18,768,439
Svenska Handelsbanken AB (A Shares) (a)	2,983,723	30,217,664
Swedbank AB (A Shares) (a)	1,734,090	31,399,063
Swedish Match Co. AB	312,817	25,307,483
Tele2 AB (B Shares)	953,434	12,318,204
Telia Co. AB	4,774,459	20,298,538
Volvo AB (B Shares)	2,739,521	62,397,039

TOTAL SWEDEN		936,228,060

Switzerland - 9.6%
ABB Ltd. (Reg.)	3,544,324	93,739,340
Adecco SA (Reg.)	300,227	18,149,350
Alcon, Inc. (Switzerland) (a)	947,826	60,523,686
Baloise Holdings AG	89,507	15,423,173
Banque Cantonale Vaudoise	58,088	5,981,646
Barry Callebaut AG	5,777	12,448,212
Clariant AG (Reg.)	380,384	7,634,587
Coca-Cola HBC AG	383,619	10,957,934
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	2,001,166	394,794
Series A	1,004,237	83,880,898
Credit Suisse Group AG	4,712,987	59,696,446
Ems-Chemie Holding AG	15,683	14,323,424
Galenica AG	87,110	12,801,524
Geberit AG (Reg.)	71,271	42,897,592
Givaudan SA	17,771	72,797,693
Julius Baer Group Ltd.	430,348	24,806,140
Kuehne & Nagel International AG	103,671	23,467,287
LafargeHolcim Ltd. (Reg.)	1,008,680	52,942,513
Lindt & Spruengli AG	195	17,449,912
Lindt & Spruengli AG (participation certificate)	1,988	17,001,608
Logitech International SA (Reg.)	315,325	28,103,343
Lonza Group AG	143,325	90,176,191
Nestle SA (Reg. S)	5,538,096	620,347,139
Novartis AG	4,269,648	386,554,883
Partners Group Holding AG	35,991	38,804,821
Roche Holding AG (participation certificate)	1,351,054	443,749,724
Schindler Holding AG:
(participation certificate)	78,327	21,462,661
(Reg.)	38,206	10,151,131
SGS SA (Reg.)	11,602	33,131,576
Siemens Energy AG (a)	770,150	22,783,469
Sika AG	272,951	69,451,217
Sonova Holding AG Class B	104,757	26,017,087
Straumann Holding AG	19,792	22,845,795
Swatch Group AG (Bearer)	58,110	14,311,847
Swatch Group AG (Bearer) (Reg.)	91,503	4,397,907
Swiss Life Holding AG	58,923	26,292,603
Swiss Prime Site AG	146,343	13,185,018
Swiss Re Ltd.	550,620	50,307,810
Swisscom AG	49,979	26,448,222
Temenos Group AG	129,011	16,272,545
UBS Group AG	7,051,751	100,022,836
Zurich Insurance Group Ltd.	289,276	117,315,144

TOTAL SWITZERLAND		2,829,450,728

United Kingdom - 12.9%
3i Group PLC	1,875,602	26,515,506
Admiral Group PLC	365,580	13,770,265
Anglo American PLC (United Kingdom)	2,363,720	68,831,165
Antofagasta PLC	753,259	12,438,577
Ashtead Group PLC	862,391	36,400,205
Associated British Foods PLC	682,629	19,038,146
AstraZeneca PLC (United Kingdom)	2,523,729	264,070,065
Auto Trader Group PLC (b)	1,853,548	13,786,469
Aveva Group PLC (c)	123,930	5,576,145
Aveva Group PLC rights 12/9/20 (a)(c)	96,390	1,433,469
Aviva PLC	7,564,225	32,025,393
BAE Systems PLC	6,194,733	41,330,036
Barclays PLC (a)	33,386,725	59,253,210
Barratt Developments PLC	1,944,585	15,942,453
Berkeley Group Holdings PLC	242,724	14,836,178
BHP Billiton PLC	4,065,549	91,924,766
BP PLC	38,995,993	126,613,390
British American Tobacco PLC (United Kingdom)	4,411,433	155,292,458
British Land Co. PLC	1,688,790	10,557,957
BT Group PLC	17,201,656	26,626,641
Bunzl PLC	644,471	20,073,022
Burberry Group PLC	778,669	17,842,992
Coca-Cola European Partners PLC	391,829	17,506,920
Compass Group PLC	3,435,010	60,441,300
Croda International PLC	269,727	21,239,422
Diageo PLC	4,495,625	173,063,569
Direct Line Insurance Group PLC	2,619,149	10,274,604
Evraz PLC	979,789	4,923,575
Fresnillo PLC	357,274	5,026,410
GlaxoSmithKline PLC	9,652,024	175,182,476
Halma PLC	727,858	21,416,855
Hargreaves Lansdown PLC	636,055	12,046,686
Hikma Pharmaceuticals PLC	331,053	11,435,282
HSBC Holdings PLC (United Kingdom)	39,165,002	201,523,744
Imperial Brands PLC	1,822,759	32,904,837
Informa PLC	2,876,276	20,147,733
InterContinental Hotel Group PLC (a)	332,458	20,511,420
Intertek Group PLC	309,515	22,679,684
J Sainsbury PLC	3,388,711	9,459,096
John David Group PLC	840,641	8,626,258
Johnson Matthey PLC	370,165	10,907,500
Kingfisher PLC	4,049,715	14,707,054
Land Securities Group PLC	1,344,911	11,761,880
Legal & General Group PLC	11,484,879	37,927,377
Lloyds Banking Group PLC	136,233,316	63,977,266
London Stock Exchange Group PLC	608,426	65,619,745
M&G PLC	4,996,131	12,396,567
Melrose Industries PLC (a)	9,306,637	18,621,995
Mondi PLC	938,689	20,539,638
National Grid PLC	6,770,874	75,823,966
Next PLC	255,345	22,057,425
NMC Health PLC (a)	250,069	66,893
Ocado Group PLC (a)	936,571	27,536,331
Pearson PLC (c)	1,455,134	12,392,613
Persimmon PLC	614,547	21,565,832
Phoenix Group Holdings PLC	1,062,551	10,063,150
Prudential PLC	5,018,122	77,167,303
Reckitt Benckiser Group PLC	1,367,361	119,353,619
RELX PLC (London Stock Exchange)	3,716,511	86,004,236
Rentokil Initial PLC (a)	3,551,375	23,512,989
Rio Tinto PLC	2,158,680	140,916,891
Rolls-Royce Holdings PLC	16,041,852	22,239,074
Royal Bank of Scotland Group PLC	9,287,333	18,832,050
Royal Dutch Shell PLC:
rights 12/31/49 (a)(e)	7,834,587	1,318,850
rights 12/31/49 (a)(e)	7,156,365	1,204,680
Class A (United Kingdom)	7,834,587	131,341,876
Class B (United Kingdom)	7,187,022	115,427,104
RSA Insurance Group PLC	1,976,266	17,566,262
Sage Group PLC	2,089,704	16,758,194
Schroders PLC	238,655	10,198,326
Scottish & Southern Energy PLC	2,003,941	35,868,547
Segro PLC	2,293,209	27,746,052
Severn Trent PLC	456,742	14,434,339
Smith & Nephew PLC	1,689,234	32,627,457
Smiths Group PLC	761,747	14,636,413
Spirax-Sarco Engineering PLC	141,137	20,790,217
St. James's Place Capital PLC	1,024,709	13,727,700
Standard Chartered PLC (United Kingdom)	5,175,901	30,752,633
Standard Life PLC	4,344,205	15,489,848
Taylor Wimpey PLC	7,032,718	14,312,867
Tesco PLC	18,850,464	56,738,445
Unilever PLC	2,295,812	139,436,945
Unilever PLC	2,798,841	168,988,855
United Utilities Group PLC	1,304,803	15,541,734
Vodafone Group PLC	51,609,847	84,208,642
Vodafone Group PLC sponsored ADR	7	116
Whitbread PLC	390,583	15,656,914
WM Morrison Supermarkets PLC	4,610,175	10,971,288

TOTAL UNITED KINGDOM		3,822,324,077

United States of America - 0.0%
NICE Systems Ltd. sponsored ADR (a)	3	731
TOTAL COMMON STOCKS
(Cost $24,329,761,336)		28,771,200,814

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	355,967	58,172,248
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	108,038	7,098,672
Fuchs Petrolub AG	132,689	7,541,962
Henkel AG & Co. KGaA	343,474	36,952,773
Porsche Automobil Holding SE (Germany)	295,829	18,788,741
Sartorius AG (non-vtg.)	68,133	31,065,740
Volkswagen AG	356,763	59,885,494

TOTAL GERMANY		161,333,382

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $152,912,924)		219,505,630
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.1% 2/4/21 (Cost $14,997,305)(f)	15,000,000	14,997,829
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (g)	616,410,976	616,534,259
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	108,354,421	108,365,257
TOTAL MONEY MARKET FUNDS
(Cost $724,899,516)		724,899,516
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $25,222,571,081)		29,730,603,789
NET OTHER ASSETS (LIABILITIES) - (0.3)%(i)		(88,292,849)
NET ASSETS - 100%		$29,642,310,940

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6,505	Dec. 2020	$661,233,250	$52,319,668	$52,319,668

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $528,521,419 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,997,829.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $50,181,195 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$525,399
Fidelity Securities Lending Cash Central Fund	2,072,088
Total	$2,597,487

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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